Schedule of accounts receivables and other receivables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Accounts receivable	$ 3,020,898	$ 5,611,980
Other receivables	36,244	934
Total	3,057,142	5,612,914
Allowance for credit losses	(285,699)	(84,088)
Total accounts and other receivables, net	$ 2,771,443	$ 5,528,826